STRATEGIC INVENTORY	12 Months Ended
Dec. 31, 2025
Strategic Inventory [Abstract]
Disclosure Of Strategic Inventory [Text Block]

8.	STRATEGIC INVENTORY
On May 28, 2024, the Company closed an agreement to purchase 2,702,411 pounds of natural uranium concentrate (“U
3
O
8
”) for an aggregate purchase price of $341,150 (US$250 million), which was satisfied through the issuance of US$250 million aggregate principal amount of five year, 9.0% per annum (6% payable in cash, 3% payable in common shares of the Company) unsecured convertible debentures (the “2024 Debentures”) (Note 9). The strategic
inventory is valued at the lower of cost and net realizable value of $341,150 as at December 31, 2025.